Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lessor, Operating Leases
16. Leases
Lessor
We have operating leases with tenants that expire at various dates through 2040. For the three months ended March 31, 2021 and 2020, we recognized $21,946,000 and $21,463,000 of real estate revenue, respectively, related to operating lease payments, of which $4,944,000 and $4,455,000, respectively, was for variable lease payments. As of March 31, 2021, the following table sets forth the undiscounted cash flows for future minimum base rents due under operating leases for the nine months ended December 31, 2021 and for each of the next four years ending December 31 and thereafter for the properties that we wholly own:

Year	Amount
2021	$48,945,000
2022	62,515,000
2023	58,043,000
2024	52,265,000
2025	45,745,000
Thereafter	266,658,000

Total	$534,171,000

Lessee
We have ground lease obligations that generally require fixed annual rental payments and may also include escalation clauses and renewal options. These leases expire at various dates through 2107, excluding extension options. Certain of our lease agreements include rental payments that are adjusted periodically based on the United States Bureau of Labor Statistics’ Consumer Price Index, and may include other variable lease costs (i.e., common area maintenance, property taxes and insurance). Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
For both the three months ended March
31, 2021 and 2020, operating lease costs were $209,000, which are included in rental expenses in our accompanying condensed consolidated statements of operations. Such costs also include variable lease costs, which are immaterial. Additional information related to our operating leases for the periods presented below was as follows:

	March 31, 2021	December 31, 2020
Weighted average remaining lease term (in years)	79.2	79.5
Weighted average discount rate	5.74%	5.74%
As of March 31, 2021, the following table sets forth the undiscounted cash flows of our scheduled obligations for future minimum payments for the nine months ended December 31, 2021 and for each of the next four years ending
December 31 and thereafter, as well as the reconciliation of those cash flows to operating lease liabilities on our accompanying condensed consolidated balance sheet:

Year	Amount
2021	$417,000
2022	526,000
2023	530,000
2024	534,000
2025	538,000
Thereafter	46,565,000

Total operating lease payments	49,110,000
Less: interest	39,169,000

Present value of operating lease liabilities	$9,941,000

16. Leases
Lessor
We have operating leases with tenants
that
expire at various dates through 2040. For the years ended December 31, 2020 and 2019, we recognized $86,321,000 and $74,610,000 of real estate revenue, respectively, related to operating lease payments, of which $18,372,000 and $14,878,000, respectively, was for variable lease payments. As of December 31, 2020, the following table sets forth the undiscounted cash flows for future minimum base rents due under operating leases for each of the next five years ending December 31 and thereafter for the properties that we wholly own:

Year	Amount
2021	$64,261,000
2022	61,691,000
2023	57,193,000
2024	51,590,000
2025	45,136,000
Thereafter	266,446,000
Total	$546,317,000

Lessee
We have ground lease obligations that generally require fixed annual rental payments and may also include escalation clauses and renewal options. These leases expire at various dates through 2107, excluding extension options. Certain of our lease agreements include rental payments that are adjusted periodically based on the United States Bureau of Labor Statistics’ Consumer Price Index, and may include other variable lease costs (i.e., common area maintenance, property taxes and insurance). Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
For the years ended December 31, 2020 and 2019, operating lease costs were $862,000 and $735,000, respectively, which are included in rental expenses in our accompanying consolidated statements of operations.
Such costs also

include variable lease costs, which are immaterial. Additional information related to our operating leases for the periods presented below was as follows:

	December 31,
	2020	2019
Weighted average remaining lease term (in years)	79.5	80.4
Weighted average discount rate	5.74%	5.74%

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash outflows related to operating leases	$518,000	$458,000
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$4,489,000
As of December 31, 2020, the following table sets forth the undiscounted cash flows of our scheduled obligations for future minimum payments for each of the next five years ending December 31 and thereafter, as well as the reconciliation of those cash flows to operating lease liabilities on our accompanying consolidated balance sheet:

Year	A mount
2021	$523,000
2022	526,000
2023	530,000
2024	534,000
2025	538,000
Thereafter	46,565,000
Total operating lease payments	49,216,000
Less: interest	39,312,000
Present value of operating lease liabilities	$9,904,000

Lessee, Operating Leases
16. Leases
Lessor
We have operating leases with tenants that expire at various dates through 2040. For the three months ended March 31, 2021 and 2020, we recognized $21,946,000 and $21,463,000 of real estate revenue, respectively, related to operating lease payments, of which $4,944,000 and $4,455,000, respectively, was for variable lease payments. As of March 31, 2021, the following table sets forth the undiscounted cash flows for future minimum base rents due under operating leases for the nine months ended December 31, 2021 and for each of the next four years ending December 31 and thereafter for the properties that we wholly own:

Year	Amount
2021	$48,945,000
2022	62,515,000
2023	58,043,000
2024	52,265,000
2025	45,745,000
Thereafter	266,658,000

Total	$534,171,000

Lessee
We have ground lease obligations that generally require fixed annual rental payments and may also include escalation clauses and renewal options. These leases expire at various dates through 2107, excluding extension options. Certain of our lease agreements include rental payments that are adjusted periodically based on the United States Bureau of Labor Statistics’ Consumer Price Index, and may include other variable lease costs (i.e., common area maintenance, property taxes and insurance). Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
For both the three months ended March
31, 2021 and 2020, operating lease costs were $209,000, which are included in rental expenses in our accompanying condensed consolidated statements of operations. Such costs also include variable lease costs, which are immaterial. Additional information related to our operating leases for the periods presented below was as follows:

	March 31, 2021	December 31, 2020
Weighted average remaining lease term (in years)	79.2	79.5
Weighted average discount rate	5.74%	5.74%
As of March 31, 2021, the following table sets forth the undiscounted cash flows of our scheduled obligations for future minimum payments for the nine months ended December 31, 2021 and for each of the next four years ending
December 31 and thereafter, as well as the reconciliation of those cash flows to operating lease liabilities on our accompanying condensed consolidated balance sheet:

Year	Amount
2021	$417,000
2022	526,000
2023	530,000
2024	534,000
2025	538,000
Thereafter	46,565,000

Total operating lease payments	49,110,000
Less: interest	39,169,000

Present value of operating lease liabilities	$9,941,000

16. Leases
Lessor
We have operating leases with tenants
that
expire at various dates through 2040. For the years ended December 31, 2020 and 2019, we recognized $86,321,000 and $74,610,000 of real estate revenue, respectively, related to operating lease payments, of which $18,372,000 and $14,878,000, respectively, was for variable lease payments. As of December 31, 2020, the following table sets forth the undiscounted cash flows for future minimum base rents due under operating leases for each of the next five years ending December 31 and thereafter for the properties that we wholly own:

Year	Amount
2021	$64,261,000
2022	61,691,000
2023	57,193,000
2024	51,590,000
2025	45,136,000
Thereafter	266,446,000
Total	$546,317,000

Lessee
We have ground lease obligations that generally require fixed annual rental payments and may also include escalation clauses and renewal options. These leases expire at various dates through 2107, excluding extension options. Certain of our lease agreements include rental payments that are adjusted periodically based on the United States Bureau of Labor Statistics’ Consumer Price Index, and may include other variable lease costs (i.e., common area maintenance, property taxes and insurance). Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.
For the years ended December 31, 2020 and 2019, operating lease costs were $862,000 and $735,000, respectively, which are included in rental expenses in our accompanying consolidated statements of operations.
Such costs also

include variable lease costs, which are immaterial. Additional information related to our operating leases for the periods presented below was as follows:

	December 31,
	2020	2019
Weighted average remaining lease term (in years)	79.5	80.4
Weighted average discount rate	5.74%	5.74%

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash outflows related to operating leases	$518,000	$458,000
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$4,489,000
As of December 31, 2020, the following table sets forth the undiscounted cash flows of our scheduled obligations for future minimum payments for each of the next five years ending December 31 and thereafter, as well as the reconciliation of those cash flows to operating lease liabilities on our accompanying consolidated balance sheet:

Year	A mount
2021	$523,000
2022	526,000
2023	530,000
2024	534,000
2025	538,000
Thereafter	46,565,000
Total operating lease payments	49,216,000
Less: interest	39,312,000
Present value of operating lease liabilities	$9,904,000